PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 99,897	$ 137,980	$ 380,539	$ 407,716	$ 546,944	$ 478,502
Losses from the disposal of property and equipment				114,781	147,469	563,733
Selling and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Losses from the disposal of property and equipment	$ 0	$ 57,478	$ 0	$ 120,337	$ 147,469	$ 563,733